OTHER ASSETS (Tables)	12 Months Ended
Jun. 26, 2021
Medmen Enterprises Inc. [Member]
Schedule of other assets

	2021	2020

Long-Term Security Deposits for Leases	$4,590,885	$8,177,871
Loans and Other Long-Term Deposits	7,655,933	7,568,738
Other Assets	5,593	147,164

Total Other Assets	$12,252,411	$15,893,773